Discontinued Operations and Disposition	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND DISPOSITION

Note 4 - DISCONTINUED OPERATIONS AND DISPOSITION

On December 14, 2020, the Company entered into a share purchase agreement (the “Agreement”) with Haiyan Huang, Feng Zhi and Yinglu Gao (the “Buyers”), pursuant to which the Company agreed to sell to the Buyers 100% equity interest in Anyi Network including its subsidiaries, in exchange for a total consideration of $8,000,000, payable in the form of canceling 475,000 ordinary shares of the Company held by the Buyers, valued at $16.00 per share, and payment of $400,000 in cash (the “Cash Consideration”). The Buyers are former shareholders of Anyi Network. and there is no affiliation between the Buyers and the Company. The Buyers entered into a promissory note (the “Promissory Note”), pursuant to which the Buyers agreed to pay the Cash Consideration to the Company on or prior to June 30, 2021. The Company received $400,000 in July 2021.

On December 14, 2020, the AGM Shares were duly cancelled pursuant to the Agreement. On December 20, 2020, the Buyers amended the register of members of Anyi Network Inc. with the Cayman Islands corporate registry.

Pursuant to ASC Topic 205-20, Presentation of Financial Statements - Discontinued Operations, the results of operations for the six months ended June 30, 2020from Anyi Network have been classified to loss from discontinued operations line on the accompanying consolidated statements of operations and comprehensive loss presented herein. No assets and liabilities of discontinued operation as of June 30, 2021 and December 31, 2020.

The summarized operating result of discontinued operations included in the Company’s unaudited consolidated statements of operations consist of the following:

	For the Six Months Ended June 30,
	2021	2020
Revenues	$-	$109,363
Cost of revenues	-	89,405
Gross profit	-	19,958
Operating expenses	-	147,935
Other income, net	-	2,664
Loss before income taxes	-	125,313
Income tax expense	-	2,165
Loss from discontinued operations	-	127,478
Loss from disposal, net of taxes	-	-
Total loss from discontinued operations	$-	$127,478